Note 05 - Marketable Securities	3 Months Ended
Mar. 31, 2011
Investments Debt and Equity Securities [Abstract]
Note 05 - Marketable Securities [Text Block]

5.      Marketable Securities

	March 31, 2011

		December 31, 2010

Marketable securities classification:

Available-for-sale	3,189

		3,162
Trading	12,068

		15,395
Held-to-maturity	159

		154

	15,416

		18,711
Less: Current portion of marketable securities	(12,288)

		(15,612)
Long-term portion of marketable securities	3,128

		3,099

Available-for-sale securities are presented as “Non-current assets”, as they are not expected to be sold or liquidated within the next twelve months. As of  March 31, 2011, Petrobras had a balance of US$2,963 linked to B Series National Treasury Notes, which are accounted for as available-for-sale securities in accordance with Codification Topic 320.

On October 23, 2008, the B Series National Treasury Notes were used as a guarantee after the confirmation of the agreements into with Petros, Petrobras’ pension plan (see Note 12 (b)). The nominal value of the NTN-Bs is based on variations in the Amplified Consumer Price Index (IPCA). The maturities of these notes are 2024 and 2035 and they bear interest coupons of 6% p.a., which is paid semi-annually. At March 31, 2011, the balances of the National Treasury Notes - Series B (NTN-B) are measured in accordance to their market value, based on the average prices disclosed by the National Association of Open Market Institutions (ANDIMA).

During the first quarter of  2011, Petrobras invested a portion of the resources raised from the Global Offering primarily in Brazilian Treasury Securities with original maturity of more than three months. These securities were classified as trading, in accordance with Codification Topic 320, due to the purpose of selling them in the near term.